Profit from operations - Summary of General and Administration Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit From Operations [Abstract]
Outsource costs	€ 68,311	€ 88,859	€ 86,506
Technical and Infrastructure costs	31,149	20,198	9,172
Other administrative costs	44,624	33,695	18,860
General and administrative expense	€ 144,084	€ 142,752	€ 114,538